Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1. Organization
Prior to April 16, 2024, Loar Holdings Inc. (the Company) operated as a Delaware limited liability company under the name Loar Holdings, LLC. On April 16, 2024, the Company converted to a Delaware corporation and changed its name to Loar Holdings Inc. (the Corporate Conversion). In the Corporate Conversion, all of the equity interests of the Company outstanding as of the date thereof were converted into shares of common stock. Specifically, holders of Loar Holdings, LLC units received 377,450.980392157 shares of common stock of Loar Holdings Inc. for each unit of Loar Holdings, LLC. The purpose of the Corporate Conversion was to reorganize the Company’s structure in advance of the public offering of common stock so that the entity offering the common stock to the public in the offering was a corporation rather than a limited liability company, so that the existing investors and new investors in the offering would own the Company’s common stock rather than equity interests in a limited liability company.
The registration statement related to the Company’s initial public offering (IPO) was declared effective on April 24, 2024, and the Company’s common stock began trading on the New York Stock Exchange on April 25, 2024. On April 29, 2024, the Company completed its IPO for the sale of 12.6 million shares of common stock, $0.01 par value per share, at a public offering price of $28.00 per share. The Company received net proceeds from the IPO of approximately $325.4 million after deducting underwriting discounts, commissions and other offering costs of $28.8 million.

1. Organization
In August 2017, Loar Holdings, LLC (Loar or the Company) was formed as a Limited Liability Company for the purpose of acquiring Loar Group Inc. (LGI) (the Acquisition). LGI, formed in 2012, and its subsidiaries (Loar Group), specialize in the design and manufacture of aerospace and defense components. Loar is a private holding company and is 100% owned by Loar Acquisition 13, LLC (LA13).
Description of Business
Loar specializes in the design, manufacture, and sale of niche aerospace and defense components that are essential for today’s aircraft and aerospace and defense systems. The Company focuses on mission-critical highly engineered solutions with high intellectual property content. Manufactured products include a diverse range of applications supporting nearly every major aircraft platform in use today and include auto throttles, lap-belt
airbags, two- and three-point seat belts, water purification systems, fire barriers, polyimide washers and bushings, latches, hold-open and tie rods, temperature and fluid sensors and switches, carbon and metallic brake discs, fluid and pneumatic-based ice protection, RAM air components, sealing solutions and motion and actuation devices, among others. The Company’s activities are conducted through its wholly owned subsidiaries, which operate across ten manufacturing facilities located in the United States, one manufacturing facility in Germany and one manufacturing facility in the United Kingdom (UK).
Loar’s operations are organized and managed as one segment designed to offer its customers aerospace related parts and supplies. A chief operating decision maker assesses performance and allocates resources based upon an evaluation of consolidated data that includes the results of the Company’s overall operations that have similar economic characteristics. As such, the single operating segment reflects how the Company’s operations are managed, how resources are allocated, and how operating performance is evaluated by senior management.
The Company’s customers are concentrated in the aerospace industry. The Company’s two largest customers accounted for approximately 24% and 27% of sales during the years ended December 31, 2023 and 2022, respectively, and approximately 36% and 33% of accounts receivable at December 31, 2023 and 2022, respectively.
The Company had approximately 1,300 full-time, part-time and temporary employees. Approximately 200 of the full-time and part-time employees are represented by labor unions. One collective bargaining agreement between the Company and its labor union expires on October 31, 2025 and one collective bargaining agreement, covering approximately 60 employees, does not have an expiration.
Geographic Area Information
Net sales are measured based on the geographic destination of sales. Long-lived tangible assets consist of property, plant and equipment, net and finance and operating lease assets. Net sales and tangible long-lived assets of individual countries outside of the United States are not material.

Net sales by geographic area were as follows (in thousands):

	Years Ended December 31,
	2023	2022
United States	$213,692	$171,523
Foreign countries	103,785	67,911

	$317,477	$239,434

Long-lived tangible assets were as follows (in thousands):

	December 31,
	2023	2022
United States	$70,821	$66,858
Foreign countries	10,098	5,018

	$80,919	$71,876